Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

		Weighted	Weighted
		Average	Average
		Exercise	Remaining
	Number of	Price	Contractual
	Shares	Per Share	Life (in Years)
Options outstanding as of December 31, 2021	182	$15.68	6.59
Granted	—	$—
Exercised	—	$—
Forfeited or expired	(2)	$40.00
Options outstanding as of March 31, 2022	180	$15.47	6.40
Options exercisable as of March 31, 2022	151	$17.76	6.11

A summary of stock option activity for the years ended December 31, 2021 and 2020 is presented below (in thousands, except per share and contractual life data):

			Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contractual
	Shares	Price	Life (in Years)
Options outstanding at December 31, 2019	984	$21.75
Granted	228	5.49
Exercised	—	—
Forfeited or expired	(1,016)	19.34
Options outstanding at December 31, 2020	196	15.48
Granted	—	—
Exercised	—	—
Forfeited or expired	(14)	12.95
Options outstanding, vested and expected to vest at December 31, 2021	182	$15.68	6.59
Options exercisable at December 31, 2021	148	$18.38	6.25

Stock-based Compensation Expense

	Three Months Ended
	March 31,
	2022	2021
Research and development	5	5
Clinical and regulatory	3	9
General and administrative	5	5
Total	$13	$19

The total stock-based compensation recognized for stock-based awards granted in the consolidated statements of operations for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	2021	2020

Research and development	$22	$127
Clinical and regulatory	35	51
Selling and marketing	—	41
General and administrative	18	202
Total	$75	$421